Investment Strategy	Jun. 29, 2026
Tema Commodity Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies and royalty trusts interests, and Master Limited Partnership ("MLP") interests the Adviser determines are “commodity-related businesses.”

The Adviser deems a company to be a “commodities related business” if at least 50% of its annual revenue is derived from products and services used to find, extract, produce, transport, distribute, finance, sell to end users, or recycle commodities (including metals, oil and gas, chemicals, paper and timber, agricultural commodities, and building materials). These are the businesses that enable and support the commodities value chain, rather than commodity producers themselves, and include, for example, mining equipment and mining services (such as lab testing, engineering, test drilling and geology); oil and gas equipment and services; pipelines; commodity shipping and logistics (including bulk carriers, tankers, storage, ports, terminals and rail); and commodity-finance businesses such as commodity exchanges and trading houses. A company is economically tied to commodities infrastructure because a majority of its annual revenue is generated by these activities.

For purposes of this definition, a company’s revenue is “derived from” (or “related to”) an activity if that revenue is generated by the activity, as reported in or reasonably attributable based on the company’s financial statements and other public disclosures. Requiring that at least 50% of a company’s annual revenue be derived from the activities described above is what establishes the company’s economic tie to commodities related businesses.

Examples of such commodities related businesses include, but are not limited to:

-	Mining companies

-	Oil and gas companies

-	Pipeline companies

-	Royalty companies

-	Real Estate Investment Trusts (“REITs”) with commodities in its underlying securities

The Adviser considers a company to be “income-producing” if it currently pays, or the Adviser reasonably expects it to pay within the next 12 months, a dividend, distribution, or other cash payment to equity holders, including but not limited to common dividends, preferred dividends, partnership distributions, royalty payments, or return of capital distributions.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on various factors including the number of companies available for investment that meet the Fund’s criteria. The Adviser constructs the Fund’s portfolio by selecting from the eligible universe of commodities related businesses, those securities the Adviser believes offer the highest conviction and the most attractive risk/reward based on the analysis described above. The Adviser determines the size of each position based on factors including its degree of conviction, the security’s relative valuation, the security’s liquidity and market capitalization (the Fund generally invests in companies with a market capitalization of at least $100 million and a three-month average daily traded value of at least $500,000), portfolio diversification and risk management, and applicable regulatory and concentration limits.

The Fund may invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

The Fund also may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China as well as securities of issuers located in emerging markets. The Adviser considers an ‘emerging market’ to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2026, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund will concentrate and invest more than 25% of its total assets in the following industry or group of industries: Materials, Energy and Industrials Sectors.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

The Fund is actively managed and does not seek to track an index. The Adviser has discretion to select and weight the Fund’s investments in seeking to achieve the Fund’s investment objective.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches. The Adviser seeks to invest in companies that it believes are attractively valued relative to their fundamentals and growth opportunities; this value-oriented approach is a principal element of the Fund’s strategy.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others) and also considers the income producing characteristics. Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers, (2) the companies own historic averages or (3) prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies and royalty trusts interests, and Master Limited Partnership ("MLP") interests the Adviser determines are “commodity-related businesses.”
Tema Commodity Infrastructure ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and royalty trusts interests, and Master Limited Partnership ("MLP") interests of publicly listed companies the Adviser determines are “commodity infrastructure-related businesses.

The Adviser deems a company to be a “commodity infrastructure-related business” if at least 50% of its annual revenue is derived from products and services used to find, extract, produce, transport, distribute, finance, sell to end users, or recycle commodities (including metals, oil and gas, chemicals, paper and timber, agricultural commodities, and building materials). These are the businesses that enable and support the commodities value chain, rather than commodity producers themselves, and include, for example, mining equipment and mining services (such as lab testing, engineering, test drilling and geology); oil and gas equipment and services; pipelines; commodity shipping and logistics (including bulk carriers, tankers, storage, ports, terminals and rail); and commodity-finance businesses such as commodity exchanges and trading houses. A company is economically tied to commodities infrastructure because a majority of its annual revenue is generated by these activities.

For purposes of this definition, a company’s revenue is “derived from” (or “related to”) an activity if that revenue is generated by the activity, as reported in or reasonably attributable based on the company’s financial statements and other public disclosures. Requiring that at least 50% of a company’s annual revenue be derived from the commodities-infrastructure activities described above is what establishes the company’s economic tie to commodities infrastructure.

Examples of such commodities companies include, but are not limited to:

-	Companies that make equipment and provide services that move commodities from source to end use

-	Mining Equipment

-	Mining Services – lab testing, engineering, test drilling, geology

-	Oil and gas services

-	Oil and gas equipment

-	Pipelines

-	Commodity shipping and logistics – bulk carriers, tankers, storage, ports/terminals, rail

-	Commodity finance – commodity exchanges, trading houses etc.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on various factors including the number of companies available for investment that meet the Fund’s criteria. The Adviser constructs the Fund’s portfolio by selecting from the eligible universe of commodity infrastructure-related businesses, those securities the Adviser believes offer the highest conviction and the most attractive risk/reward based on the analysis described above. The Adviser determines the size of each position based on factors including its degree of conviction, the security’s relative valuation, the security’s liquidity and market capitalization (the Fund generally invests in companies with a market capitalization of at least $100 million and a three-month average daily traded value of at least $500,000), portfolio diversification and risk management, and applicable regulatory and concentration limits.

The Fund may invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

The Fund also may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China as well as securities of issuers located in emerging markets. The Adviser considers an ‘emerging market’ to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2026, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund will concentrate and invest more than 25% of its total assets in the following industry or group of industries: Materials, Energy and Industrials Sectors.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

The Fund is actively managed and does not seek to track an index. The Adviser has discretion to select and weight the Fund’s investments in seeking to achieve the Fund’s investment objective.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches. The Adviser seeks to invest in companies that it believes are attractively valued relative to their fundamentals and growth opportunities; this value-oriented approach is a principal element of the Fund’s strategy.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others) and also considers the income producing characteristics. Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers, (2) the companies own historic averages or (3) prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and royalty trusts interests, and Master Limited Partnership ("MLP") interests of publicly listed companies the Adviser determines are “commodity infrastructure-related businesses.
Tema Memory ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Memory Companies.”

The Adviser defines a company as a “Memory Company” if:

i) at least 50% of its annual revenue is derived from the design, development, manufacturing, production, distribution or sale of:

(a) one or more of the following semiconductor memory products:

-	High bandwidth memory (HBM) technology,
-	Dynamic random-access memory (DRAM) technology,
-	Static Random Access Memory (SRAM),
-	Random Access Memory (RAM),
-	NAND (Not And) flash memory or solid-state drive (SSD) technologies that utilize NAND flash,
-	NOR (Not Or) flash technology,
-	Emerging memory types, such as Magnetoresistive Random Access Memory (MRAM) and Resistive Random Access Memory (ReRAM),
-	Hard Disk Drives (HDD), or
-	Specificality and embedded memory.

or

(b) the equipment, materials, components or intellectual property used to design, manufacture, test or enable the above-listed semi-conductor memory products;

or

ii) its primary business is related to the development, design, distribution , or production of manufacturing/test equipment of one or more of the above-listed semiconductor memory products but it does not currently generate revenues.

For purposes of this definition, a company’s revenue is “derived from” (or “related to”) an activity if that revenue is generated by the activity, as reported in or reasonably attributable based on the company’s financial statements and other public disclosures. Requiring that a majority of a company’s annual revenue be derived from these memory-related activities is what establishes that the company is economically tied to the memory industry.

Memory Companies are:

- Companies designing memory semiconductors

- Companies manufacturing memory semiconductors

- Semiconductor equipment, packaging, and testing companies selling to memory manufacturers

- Optical interconnector companies

- Memory semiconductor intellectual property (IP) companies

- Electronic Design Automation (EDA) companies, which typically provide software, IP and services for designing and verifying complex chips including memory

- Companies involved in the semiconductor supply chain that service memory companies

- Companies making components and technologies that enable memory devices

The Adviser will determine Memory Companies using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on various factors including the number of companies available for investment that meet the Fund’s criteria. The Adviser constructs the Fund’s portfolio, by selecting from the eligible universe of Memory Companies those securities the Adviser believes offer the highest conviction and the most attractive risk/reward based on the analysis described above. The Adviser determines the size of each position based on factors including its degree of conviction, the security’s relative valuation, the security’s liquidity and market capitalization (the Fund generally invests in companies with a market capitalization of at least $100 million and a three-month average daily traded value of at least $500,000), portfolio diversification and risk management, and applicable regulatory and concentration limits.

The Fund may invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

The Fund also may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China as well as securities of issuers located in emerging markets. The Adviser considers an ‘emerging market’ to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2026, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund may invest in China A-shares (shares of mainland China–incorporated companies listed on the Shanghai and Shenzhen stock exchanges) through the Stock Connect programs.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting. These investments give rise to the risks described under “Privately Placed and Restricted Securities Risk” below.

The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries – specifically in information technology companies.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

The Fund is actively managed and does not seek to track an index. The Adviser has discretion to select and weight the Fund’s investments in seeking to achieve the Fund’s investment objective.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers, (2) the companies own historic averages or (3) prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Memory Companies.”
Tema Photonics & Optical ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Photonic Companies.”

The Adviser defines a company as an “Photonic and Optical Company” if:

i) at least 50% of its annual revenue is derived from the design, development, manufacturing, production, distribution or sale of:

(a) one or more of the following photonic or optical products:

-	Optical transceivers and modules,
-	Laser sources and photonic components,
-	Silicon photonics (“SiPh”) integrated circuits,
-	Optical interconnect systems,
-	Photonic substrates and wafer materials,
-	Photonic foundry and contract manufacturing services,
-	Industrial and defense lasers,
-	Precision photodetectors, sensors, and imaging systems,
-	Fiber optic cable and connectivity infrastructure,
-	Optical computing and photonic AI acceleration, and
-	Related technologies in photonics and/or optics.

or

(b) the equipment, materials, components or intellectual property used to design, manufacture, test or enable the above listed photonic or optical products.

or

ii) its primary business is related to the development, design, distribution , or production of manufacturing/test equipment of one or more of the above listed photonic or optical products but it does not currently generate revenues.

For purposes of this definition, a company’s revenue is “derived from” (or “related to”) an activity if that revenue is generated by the activity, as reported in or reasonably attributable based on the company’s financial statements and other public disclosures. Requiring that at least 50% of a company’s annual revenue be derived from the photonics and optical related activities described above is what establishes the company’s economic tie to commodities infrastructure.

Photonics is the technology of generating, detecting and controlling light (photons), much as electronics is the technology of controlling electric current. “Optical” technologies are those that use light to carry, process or sense information. Optical and photonics companies make products such as lasers, optical fibers and cables, optical transceivers, sensors, cameras and imaging systems, and the components used in them. These products are used to move large amounts of data quickly (for example, the optical connections that link servers in data centers and carry internet traffic), to manufacture and inspect semiconductors, and in medical, industrial, automotive (including LiDAR) and defense applications.

In plain terms, these are companies that make the parts and systems that use light to carry, process or sense information — for example, the lasers, optical fibers, transceivers and switches that move data within and between data centers and across telecommunications networks; the sensors and imaging systems used in cameras, LiDAR and medical and industrial equipment; and the specialized semiconductors, materials and design tools that make these products possible.

For purposes of this definition, optical, photonic, and interconnect technologies include the generation, transmission, modulation, detection, switching, routing, amplification, or processing of data using light, as well as the electronic systems and materials that enable such functionality.

The Adviser will determine Photonic and Optical Companies using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on various factors including the number of companies available for investment that meet the Fund’s criteria. The Adviser constructs the Fund’s portfolio by selecting from the eligible universe of Photonic and Optical Companies those securities the Adviser believes offer the highest conviction and the most attractive risk/reward based on the analysis described above. The Adviser determines the size of each position based on factors including its degree of conviction, the security’s relative valuation, the security’s liquidity and market capitalization (the Fund generally invests in companies with a market capitalization of at least $100 million and a three-month average daily traded value of at least $500,000), portfolio diversification and risk management, and applicable regulatory and concentration limits.

The Fund may invest in micro-, small-, medium- and large capitalization companies. The Fund generally may invest in companies that have a market capitalization of at least $100 million. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

The Fund also may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China as well as securities of issuers located in emerging markets. The Adviser considers an ‘emerging market’ to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2026, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund may invest in China A-shares (shares of mainland China–incorporated companies listed on the Shanghai and Shenzhen stock exchanges) through the Stock Connect programs.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting. These investments give rise to the risks described under ‘Privately Placed and Restricted Securities Risk” below.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries – specifically in information technology companies.

The Fund is classified as a “non-diversified” investment company under the 1940 Act which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

The Fund is actively managed and does not seek to track an index. The Adviser has discretion to select and weight the Fund’s investments in seeking to achieve the Fund’s investment objective.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers, (2) the companies own historic averages or (3) prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Photonic Companies.”